Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Information was reported to the Company’s chief operating decision maker for the purposes of resource allocation and assessment of performance as a single operating segment involving sales of hardware and battery swapping service. As such, the Company had identified one reportable segment.
a.Geographical areas
Information about the Company’s non-current assets excluding financial instruments by geographical location as of December 31, 2024 and 2023 was detailed below:

	As of December 31,
	2024	2023
Taiwan	$474,063	$520,995
India	17,004	27,571
Others	291	13,275
	$491,358	$561,841
The Company’s revenue from external customers by geographical location for the years ended December 31, 2024, 2023 and 2022 was detailed below:

	For the Year Ended December 31
	2024	2023	2022
Taiwan	$298,040	$328,527	$360,618
Others	12,601	21,319	22,208
	$310,641	$349,846	$382,826
b.Major customers
No single customers contributed 10 percent or more to the Company’s revenue for the years ended December 31, 2024, 2023 and 2022.